SHAREHOLDERS' EQUITY (Stock Option Plans TAT Technology) (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 30, 2014 $ / shares shares	Mar. 19, 2014 $ / shares shares	Jun. 30, 2012	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2015 ₪ / shares	Oct. 01, 2015 $ / shares shares	Jul. 01, 2015 $ / shares shares	Dec. 31, 2014 ₪ / shares	Jun. 28, 2012 ₪ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value per share | ₪ / shares							₪ 0.9			₪ 0.9
Number of options
Options, beginning | shares				235,000	145,000	285,000
Options, Granted | shares				120,000	215,000
Options, Forfeited | shares				(77,500)	(40,000)	(133,334)
Exercised | shares					(85,000)	(6,666)
Options, ending | shares				277,500	235,000	145,000
Exercisable at end of year | shares				30,000	20,000	24,167
Weighted average exercise price
Options, beginning				$ 8.28	$ 6.50	$ 6.50
Options, Granted				7.15	8.66
Options, Forfeited				$ 8.67	8.79	$ 6.50
Exercised					6.5	6.50
Options, ending				$ 7.6	8.28	6.50
Exercisable at end of year				6.5	6.5	$ 6.50
Weighted-average grant-date fair value of options granted				$ 1.25	$ 1.13
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan | shares								40,000	80,000		380,000
Vesting period for plan			3 years
Ordinary shares, par value per share | ₪ / shares											₪ 0.9
Exercise price								$ 7.15	$ 7.15
Expected dividend yield				5.00%
Number of options
Options, Granted | shares	20,000	195,000
Weighted average exercise price
Options, Granted	$ 7.34	$ 8.79
Aggregate intrinsic value | $				$ 27	$ 0	$ 212
Unrecognized compensation cost related to non-vested stock options | $				$ 67
Unrecognized compensation weighted average period of recognition, years				1 year 4 months 28 days
Period in which equity exceeds threshold			4 years
2012 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility				35.07%	37.23%
Expected life of option, years				3 years	2 years 10 months 13 days
Average risk-free interest rate				0.92%	0.48%
Expected dividend yield					5.00%
2012 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility				38.97%	39.14%
Expected life of option, years				4 years	4 years
Average risk-free interest rate				1.39%	1.34%
Expected dividend yield					4.60%